TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
TIAA-CREF LIFECYCLE FUNDS

SUPPLEMENT NO. 1

dated February 27, 2008

to the February 1, 2008 Statements of Additional Information (SAIs)

NEW OFFICER

Effective February 19, 2008, the Board of Trustees of the TIAA-CREF Institutional Mutual Funds (which includes the TIAA-CREF Lifecycle Funds) (the “Funds”) appointed Cara L. Schnaper as an Executive Vice President of the Funds. Consequently, the following information concerning Ms. Schnaper should be added to the list of officers in the Funds’ SAIs. In addition, the following information supplements and replaces in its entirety the information concerning Richard C. Biegen currently contained in the Funds’ SAIs:

Name,	Position(s)	Term of Office
Address and	Held with	and Length of
Date of Birth	Funds	Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen	Vice President	One-Year Term.	Chief Compliance Officer of College Retirement Equities Fund, TIAA-CREF Institutional
TIAA-CREF	and Chief	Vice President and	Mutual Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1 (collectively, the
730 Third Avenue	Compliance	Chief Compliance	“TIAA-CREF Fund Complex”), Vice President, Senior Compliance Officer of Asset Management Compliance
New York, NY 10017-3206	Officer	Officer since	of TIAA and Chief Compliance Officer of Advisors and Investment Management (since February
DOB: 5/08/62		February 2008.	2008). Formerly, Managing Director/Director of Global Compliance, AIG Investments
(2000-2008); Senior Vice President/Group Head, Regulatory Oversight Group,
Scudder Kemper Investments, Inc. (1998-2000); Chief Compliance Officer/Vice President,
Legal Department, Salomon Brothers Asset Management, Inc. (1997-1998); Assistant
General Counsel/Director, Securities Law Compliance, The Prudential Insurance Company
of America (1994-1997); and Enforcement Staff Attorney, U.S. Securities and Exchange
Commission (1988-1994).
Cara L. Schnaper	Executive Vice	One-Year Term.	Executive Vice President, Technology and Operations of TIAA, and Executive Vice President
TIAA-CREF	President	Executive Vice	of the TIAA-CREF Fund Complex (since February 2008). Formerly, Principal, Market Resolve, LLC
730 Third Avenue		President since	(2006-February 2008); and Head, Middle Office, Investment Banking (2000-2002),
New York, NY 10017-3206		February 2008.	Head, Technology and Operations, Equities (1999-2000) and Chief Operating Officer
DOB: 2/13/54			Technology and Operations, Emerging Markets, Foreign Exchange and
Commodities (1997-1999), JP Morgan Chase & Co.

A11569 2/08